Financial Instruments - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	SFr 4,344	SFr 4,264
Financing cash flows	(550)	(471)
Additional leases	420	551
Accrued interest	75	31
Foreign exchange	22	(31)
Closing balance	4,311	4,344
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	2,676	2,523
Financing cash flows	(530)	(390)
Additional leases	420	551
Accrued interest	0	0
Foreign exchange	44	(8)
Closing balance	2,610	2,676
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	388	491
Financing cash flows	(20)	(81)
Additional leases	0	0
Accrued interest	0	1
Foreign exchange	(22)	(23)
Closing balance	346	388
Due To Related Parties [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,280	1,250
Financing cash flows	0	0
Additional leases	0	0
Accrued interest	75	30
Foreign exchange	0	0
Closing balance	SFr 1,355	SFr 1,280